Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
Premises and Equipment
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note D - Premises and Equipment
Following is a summary of premises and equipment at December 31:

	2011	2010
Land	$1,890	$1,890
Buildings	10,334	10,270
Leasehold improvements	2,855	2,897
Furniture and equipment	13,961	13,674
	29,040	28,731
Less accumulated depreciation	19,824	18,993
Total premises and equipment	$9,216	$9,738
The following is a summary of the future minimum lease payments for facilities leased by the Company. Lease expense was $492 in 2011, $490 in 2010 and $462 in 2009.

2012	$501
2013	433
2014	311
2015	174
2016	147
Thereafter	55
$1,621